Expendable parts and supplies (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Disclosure of Expendable Parts and Supplies

	2023	2022
Material for repair and maintenance	$111,938	$88,276
Other inventories	4,768	5,158
	116,706	93,434
Allowance for obsolescence	(102)	(102)
	$116,604	$93,332